NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Noncontrolling interest on December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest on December 31, 2020	$(173,820)
Deconsolidated noncontrolling interest in 2021	173,820
Net loss attributable to noncontrolling interest - 2021	(7,048)
Foreign currency translation adjustment attributable to noncontrolling interest	143
Noncontrolling interest on December 31, 2021	$(6,905)